STOCKHOLDERS' EQUITY - Additional Information (Detail)				9 Months Ended	12 Months Ended
	Nov. 29, 2017 USD ($) $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Nov. 20, 2017	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Nov. 22, 2018
Stockholders Equity [Line Items]
Preferred stock, authorized				1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares				$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued				0	0	0
Preferred stock, outstanding				0	0	0
Common stock, authorized				100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares				$ 0.001	$ 0.001	$ 0.001
Common stock, issued				2,688,242	2,844,414	2,725,039
Common stock, outstanding				2,688,242	2,844,414	2,725,039
Common stock, subject to possible redemption				0	2,305,335	6,310,461
Options expected life							5 years
Public warrant, par value | $ / shares		$ 11.50		$ 0.01	$ 0.01
Warrant redemption period				30 days	30 days
Public warrant required minimum last sale price of common stock | $ / shares				$ 21.00	$ 21.00
Description of warrant redemption				The last sale price of the Company's common stock equals or exceeds $21.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.	The last sale price of the Company's common stock equals or exceeds $21.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Representative Shares Issued				120,000	120,000
Additional Representative Shares Issued	18,000
Fair value of Representative Shares | $	$ 1,380,000
Representative Shares, offering price per unit | $ / shares	$ 10.00
Options Held [Member]
Stockholders Equity [Line Items]
Securities sold | $		$ 100
Securities purchase unit		600,000
Securities exercisable per unit | $ / shares		$ 10.00
Securities aggregate exercise price | $		$ 6,000,000
Options expiration period			5 years
Fair value of unit purchase option | $		$ 2,042,889
Unit purchase option, per unit | $ / shares		$ 3.40
Lock-up period for warrants		180 days
Options, pledged or Hypothecated Period		1 year
Receipt under unit purchase option | $		$ 100
Options Held [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Option grants to holders demand and rights for periods		5 years
Options Held [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Option grants to holders demand and rights for periods		7 years
Options Held [Member] | Measurement Input, Price Volatility [Member]
Stockholders Equity [Line Items]
Option, measurement input		0.35
Options Held [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stockholders Equity [Line Items]
Option, measurement input		0.0205
Options Held [Member] | Measurement Input, Expected Term [Member]
Stockholders Equity [Line Items]
Options expected life		5 years